SHARE CAPITAL - Disclosure of number of outstanding and exercisable restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	222,000	108,000	76,000
Exercise price | $ / shares	$ 10.89	$ 13.15	$ 6.25
Remaining life (Years) of RSUs	4 years 25 days	3 years 4 months 17 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	5,000
Number of RSUs Exercisable	1,250
Exercise price | $ / shares	$ 15.25
Remaining life (Years) of RSUs	3 years 4 months 2 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	7,000
Number of RSUs Exercisable	1,750
Exercise price | $ / shares	$ 15
Remaining life (Years) of RSUs	3 years 4 months 2 days
April 27, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	20,000
Number of RSUs Exercisable	5,000
Exercise price | $ / shares	$ 38.2
Remaining life (Years) of RSUs	3 years 6 months 29 days
December 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	190,000
Number of RSUs Exercisable	25,000
Exercise price | $ / shares	$ 7.75
Remaining life (Years) of RSUs	4 years 2 months 1 day